Property, Equipment and Software, net (Tables)	12 Months Ended
Dec. 31, 2016
Summary of Property, Equipment and Software, Net

The following is a summary of property, equipment and software, net:

	As of December 31,
	2015	2016
	RMB	RMB
Computers and software	36,988	70,320
Furniture, fixtures and equipment	3,304	3,641
Vehicles	1,833	3,770
Leasehold improvements	16,341	23,200

Total	58,466	100,931
Less: accumulated depreciation and amortization	(22,223)	(44,824)

Property, equipment and software, net	36,243	56,107